Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Certain Quarterly Financial Data
Interest and dividend income	$ 472,844	$ 524,238	$ 552,732	$ 617,523	$ 643,236	$ 688,810	$ 717,580	$ 734,870	$ 2,167,637	$ 2,784,496	$ 2,941,786
Interest Expense	265,863	279,895	279,823	361,122	391,402	398,476	400,066	403,725	1,186,703	1,593,669	1,698,308
Net interest income	206,981	244,643	272,909	256,401	251,834	290,334	317,514	331,145	980,934	1,190,827	1,243,478
Provision for Loan Losses	25,000	25,000	30,000	40,000	45,000	50,000	50,000	50,000	120,000	195,000	137,500
Net interest income after provision for loan losses	181,981	219,643	242,909	216,401	206,834	240,334	267,514	281,145	860,934	995,827	1,105,978
Non-interest income	2,884	3,094	2,732	105,207	62,927	33,859	33,210	32,998	113,917	162,994	33,584
Non-interest expense	820,094	83,661	85,837	1,240,568	69,555	65,706	64,596	66,531	2,230,160	266,388	265,596
(Loss) Income before income tax (benefit) expense	(635,229)	139,076	159,804	(918,960)	200,206	208,487	236,128	247,612	(1,255,309)	892,433	873,966
Income Tax (Benefit) Expense	(274,693)	54,873	63,796	(363,296)	79,045	83,918	93,537	98,727	(519,320)	355,227	346,722
Net (loss) income	$ (360,536)	$ 84,203	$ 96,008	$ (555,664)	$ 121,161	$ 124,569	$ 142,591	$ 148,885	$ (735,989)	$ 537,206	$ 527,244
Basic (Loss) Earnings Per Share	$ (0.73)	$ 0.17	$ 0.19	$ (1.13)	$ 0.25	$ 0.25	$ 0.29	$ 0.30	$ (1.49)	$ 1.09	$ 1.08
Diluted (Loss) Earnings Per Share	$ (0.73)	$ 0.17	$ 0.19	$ (1.13)	$ 0.25	$ 0.25	$ 0.29	$ 0.30	$ (1.49)	$ 1.09	$ 1.07